Financial risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments Held by the Company

As of December 31, 2023, 2024 and 2025, financial instruments held by the Company are comprised of the following:

	December 31, 2023		December 31, 2024		December 31, 2025
Financial assets
Cash and cash equivalents	Ps.	10,055,211	Ps.	13,466,027	Ps.	10,453,198
Trade accounts receivables net		2,251,229		2,696,831		3,491,621
Derivative financial instruments		167,696		18,256
Financial liabilities at amortized cost
Short and long-term debt securities	Ps.	31,255,588	Ps.	36,903,722	Ps.	44,403,722
Current and long-term bank loans		9,312,108		11,086,157		8,593,371
Accounts payable (1)		2,743,873		3,241,369		4,232,718
Liabilities for assets in lease		52,691		40,041		95,910
Financial liabilities at Fair Value
Derivative financial instruments		26,990		11,490		-
(1)
Include suppliers, other suppliers, AMP and other accounts payable

Summary of Exposure to Credit Risk and Expected Credit Losses for Accounts Receivable

The following tables present information on the exposure to credit risk and expected credit losses for accounts receivable from customers as of December 31, 2023, 2024 and 2025.

Balance of the trade account receivables as of December 31, 2023	Weighted average loss rate	Balance of the trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	2,083,956	Ps.	-	No
1 to 30 days past due	3.50%		124,985		4,413	No
31 to 60 days past due	13.00%		48,939		6,354	No
61 to 90 days past due	16.90%		4,955		839	No
More than 90 days past due	100%		100,540		100,540	Yes
Legal	100%		79,090		79,090	Yes
		Ps.	2,442,465	Ps.	191,236

Balance of the trade account receivables as of December 31, 2024	Weighted average loss rate	Balance of the trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	2,500,049	Ps.	-	No
1 to 30 days past due	8.60%		157,478		13,554	No
31 to 60 days past due	27.20%		58,208		15,852	No
61 to 90 days past due	27.60%		14,497		3,994	No
More than 90 days past due	100%		40,618		40,618	Yes
Legal	100%		22,286		22,287	Yes
		Ps.	2,793,136	Ps.	96,305

Balance of the trade account receivables as of December 31, 2025	Weighted average loss rate	Balance of the trade account		Amount of credit loss		Credit impairment
Current (not past due)	0%	Ps.	3,266,331	Ps.	-	No
1 to 30 days past due	6.0%		145,487		8,795	No
31 to 60 days past due	7.60%		48,996		3,717	No
61 to 90 days past due	12.00%		30,629		3,677	No
More than 90 days past due	67%		49,517		33,150	Yes
Legal	100%		14,967		14,968	Yes
		Ps.	3,555,927	Ps.	64,306

Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid	The following is a table with a summary of the Company’s contractual maturities for its financial liabilities, including the interest to be paid, as of December 31, 2025:

9	December 31, 2025
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	10,878,000	Ps.	12,065,132	Ps.	22,943,132
Long-term debt securities (variable rate)			—		—						—
Fixed rate loans			—		—		5,377,588		16,083,003		-		21,460,591
Variable rate bank loans			—		—		3,431,640		—		205,662		3,637,302
Fixed rate interest			-		-		215,600		4,740,469		-		4,956,069
Variable rate interest	8.64%		9,953		594,929		1,144,437		5,080,126		1,020,395		7,849,840
Cash flow hedges	7.28%		113,297		414,383		1,080,135		3,318,879		405,850		5,332,544
Trade accounts payable and other payables	N/A		737,736		2,099,711		—		—		—		2,837,447
AMP	N/A		—		—		828,975		—		—		828,975
'Liabilities for assets in lease	N/A		1,502		3,004		13,520		77,884		—		95,910
		Ps.	862,488	Ps.	3,112,027	Ps.	12,091,895	Ps.	40,178,361	Ps.	13,697,039	Ps.	69,941,810

Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities

The following is a sensitivity analysis of the Company financial assets and liabilities denominated in USD, if the peso were to depreciate or appreciate by 10%, which is the amount management considers reasonably possible of occurring at year end:

	USD amounts on December 31, 2025		Peso amounts at exchange rate of Ps.17.9667 on December 31, 2025		Peso amounts if exchange rate depreciated 10%		Peso amounts if exchange rate appreciated 10%
Thousands of U.S. dollars:
Financial assets:	176,678		3,174,315		2,885,741		3,491,746
Cash and cash equivalents	19,864	Ps.	356,894	Ps.	324,449	Ps.	392,583
Trade accounts receivable	196,542		3,531,209		3,210,190		3,884,329

Financial liabilities:
Accounts payable	(57,000)		(1,024,099)		(930,999)		(1,126,508)
Bank loans	(290,447)		(5,218,372)		(4,743,974)		(5,740,209)
	(347,447)	Ps.	(6,242,471)	Ps.	(5,674,973)	Ps.	(6,866,717)
Net asset position	(150,905)	Ps.	(2,711,262)	Ps.	(2,464,783)	Ps.	(2,982,388)

Summary of Variable Interest Rates to the Company is Exposed had been 100 Basis Points (Higher) or Lower Than the Interest Rate

The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days and SOFR 1-month, respectively. If on the 2025 of year-end closing date the variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant, the effect on net income and stockholders’ equity for the years ended December 31, 2023, 2024 and 2025 would have been as follows:

	2023		2024		2025
Effect in case of interest rate increase in 100 basis points
Variable rate long term debt	Ps.	(300,056)	Ps.	(326,275)	Ps.	(282,591)
Effect in case of interest rate decrease in 100 basis points
Variable rate long term debt	Ps.	300,056	Ps.	326,275	Ps.	(282,591)

Summary of Interest Rate Profile of Company Interest-bearing Financial Instruments

The interest rate profile of the Company interest-bearing financial instruments as of December 31, 2023, 2024 and 2025 is as follows:

	2023		2024		2025
Fixed-rate instruments

Financial liabilities	Ps.	(18,798,036)	Ps.	(21,096,385)	Ps.	(26,580,434)
Effect of interest rate swaps		(6,709,527)		(3,689,122)		-
	Ps.	(25,507,563)	Ps.	(24,785,507)	Ps.	(26,580,434)

Variable-rate instruments
Financial liabilities		(21,769,660)		(26,893,494)		(26,416,660)
Effect of interest rate swaps		6,709,527		3,689,122		-
	Ps.	(15,060,133)	Ps.	(23,204,372)	Ps.	(26,416,660)

Summary of Items Designated as Hedged Items

As of December 31, 2023, 2024 and 2025, the amounts at the reporting date relating to items designated as hedged items were as follows:

	2023		2024		2025
Interest rate risk	Variable-rate instruments
Change in value used for calculating hedge ineffectiveness	Ps.	(226,307)	Ps.	(116,064)	Ps.	6,548
Cash Flow hedge reserve		60,720		(4,583)		-

Summary of Items Designated as Hedging Instruments and Hedge Ineffectiveness

The amounts relating to items designated as hedging instruments and hedge ineffectiveness as of December 31, 2023, 2024 and 2025, were as follows:

	2023		2024		2025
Interest rate risk	Interest rate swaps
Nominal amount	Ps.	6,709,527	Ps.	3,689,122	Ps.	-
Carrying amount		60,720		(4,583)		-
Line item in the consolidated statement of financial position where the hedging instrument is included	Derivative financial instruments (liabilities)
Changes in the value of the hedging instrument recognized in OCI	Ps.	(120,038)	Ps.	(102,873)	Ps.	6,548
'Line item in profit or loss affected by the reclassification	Finance costs
Amount reclassified from costs of hedging reserve to profit or loss	Ps.	20,175	Ps.	9,583	Ps.	-

Schedule of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items and Net of Tax

The following tables provides a reconciliation by risk category of components of equity and analysis of OCI items and net of tax, resulting from cash flow hedge accounting as of December 31, 2023, 2024 and 2025:

	2023		2024		2025
Cash flow hedges		Hedge Reserve		Hedge Reserve		Hedge Reserve
Balance on January 1	Ps.	130,624	Ps.	60,720	Ps.	(4,583)
Changes in fair value		(120,038)		(102,873)		6,548
Amount reclassified to profit or loss		20,175		9,583		-
Changes in deferred tax asset		29,959		27,987		(1,965)
Balance at December 31	Ps.	60,720	Ps.	(4,583)	Ps.	-

Summary of Decrease in Interbank Interest Rates (Basis Points)	.

Decrease in interbank interest rates (basis points)
		Likely		Possible		Stress
Type of derivative, value or contract	Hedge type	(25 bps)		(50 bps)		(100 bps)
Hedge accounting derivatives	Cash flow	Ps.	(4,087)	Ps.	(8,183)	Ps.	(16,407)
Total effect on fair value		Ps.	(4,087)	Ps.	(8,183)	Ps.	(16,407)

Summary of Ratio of the Shareholders' Equity to Total Liabilities

The following table shows the ratio of stockholders’ equity to total liabilities of the Company as of December 31, 2023, 2024 and 2025:

	2023		2024		2025
Shareholders’ equity –controlling interest	Ps.	19,781,783	Ps.	22,345,799	Ps.	22,470,451
Total liabilities		46,500,212		57,031,334		63,304,344
Ratio of total Shareholders’ equity – controlling interest to liabilities		0.4		0.4		0.4